Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 289,998	$ 241,789
Gross unrealized gains	2,016	1,534
Gross unrealized losses	1,511	(1,528)
Fair value	290,503	241,795
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	43,568	39,827
Gross unrealized gains	55	46
Gross unrealized losses	(18)	(7)
Fair value	43,605	39,866
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,766	11,368
Gross unrealized gains	59	39
Gross unrealized losses	(75)	(89)
Fair value	13,750	11,318
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	156,344	131,385
Gross unrealized gains	884	622
Gross unrealized losses	(1,337)	(1,316)
Fair value	155,891	130,691
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	30,842	11,975
Gross unrealized gains	25	14
Gross unrealized losses	(17)	(56)
Fair value	30,850	11,933
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,962	2,674
Gross unrealized gains	8	7
Gross unrealized losses	(2)	(7)
Fair value	2,968	2,674
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,772	10,126
Gross unrealized gains	8	15
Gross unrealized losses	(6)	(2)
Fair value	10,774	10,139
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	30,910	33,602
Gross unrealized gains	147	122
Gross unrealized losses	(51)	(46)
Fair value	31,006	33,678
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	834	832
Gross unrealized gains	830	669
Gross unrealized losses	(5)	(5)
Fair value	$ 1,659	$ 1,496